[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

May 4, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     American General Life Insurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
     (Central Index Key 0000729522)


FILE NUMBER                  PRODUCT NAME
-----------                  ------------
333-223017                   Polaris Advisory
333-185762                   Polaris Platinum III
                             Polaris Platinum III (EA)
333-185778                   Polaris Preferred Solution Non-Rew
333-185787                   Polaris Retirement Protector
333-185797                   American Pathway II (G)


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form
   of Prospectuses and   Statements of Additional Information that would have
   been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,


/s/Lucia Williams
Lucia Williams
Director, Legal Services